EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE
Earnings per share

Basic

12/31/2017

Numerator	Ordinary	Preferred A	Preferred B	Total
Losses attributable to each class of shares	(1,417,490)	(192)	(346,124)	(1,763,805)

Denominator	Ordinary	Preferred A	Preferred B	Total
Weighted average number of shares	1,087,050	147	265,437	1,352,634
% of shares in relation to total	80.37%	0.01%	19.62%	100.00%

Basic earnings per share (R $)	(1.30)	(1.30)	(1.30)

12/31/2016

Numerator	Ordinary	Preferred A	Preferred B	Total
Income attributable to each class of shares	2,880,723	389	703,417	3,584,529

Denominator	Ordinary	Preferred A	Preferred B	Total
Weighted average number of shares	1,087,050	147	265,437	1,352,634
% of shares with respect to total	80.37%	0.01%	19.62%	100.00%

Basic profit or loss per share (R$)	2.65	2.65	2.65

Diluted

12/31/2015

Numerator	Ordinary	Preferred A	Preferred B	Total
Loss attributable to each class of shares	(9,165,746)	(1,239)	(2,238,100)	(11,405,085)

Denominator	Ordinary	Preferred A	Preferred B	Total
Weighted average number of shares	1,087,050	147	265.437	1,352,634
% of shares with respect to total	80.37%	0.01%	19.62%	100.00%

Basic and diluted profit or loss per share (R$)	(8.43)	(8.43)	(8.43)

12/31/2016

Numerator	Ordinary	Preferred A	Preferred B Converted	Preferred B	Total
Income attributable to each class of shares	2,847,920	385	40,816	695,408	3,584,529

Denominator	Ordinary	Preferred A	Preferred B Converted	Preferred B	Total
Weighted average number of shares, in thousands	1,087,050	147	15,580	265,437	1,368,214
% of shares with respect to total	79.45%	0.01%	1.14%	19.40%	100.00%

Diluted profit or loss per share (R$)	2.62	2.62	2.62	2.62